S000000289 [Member] Expense Example, No Redemption - Nuveen High Yield Municipal Bond Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 615
Expense Example, No Redemption, 3 Years	1,021
Expense Example, No Redemption, 5 Years	1,453
Expense Example, No Redemption, 10 Years	2,649
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	2,116
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	283
Expense Example, No Redemption, 3 Years	868
Expense Example, No Redemption, 5 Years	1,479
Expense Example, No Redemption, 10 Years	3,128
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	$ 2,084